Commitments (Details)					1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 01, 2022 USD ($)	Jan. 01, 2021 USD ($)	Jul. 17, 2020 USD ($)	Aug. 01, 2019 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2023 USD ($) m²	Jul. 31, 2021 USD ($)
Commitments (Details) [Line Items]
Lease expense	$ 404.68			$ 2,454.75			$ 1,474.17
Expire date						March 2030
Sales tax						$ 1,829.25
Lease payments				$ 2,223	$ 16,528	16,349
Monthly space rent						$ 194
Additional space (in Square Meters) | m²						21,600
Avra Medical Robotics, Inc. [Member]
Commitments (Details) [Line Items]
Lease expense		$ 1,964.74	$ 1,474.17
Agreement amount	$ 404.68
Capital Support Agreement [Member]
Commitments (Details) [Line Items]
Expire date						July 31, 2018
Orlando Florida [Member]
Commitments (Details) [Line Items]
Expire date						July 31, 2019
Mr. Cohen’s [Member]
Commitments (Details) [Line Items]
Base salary						$ 15,000
Dr. Sudhir Srivastava’s [Member]
Commitments (Details) [Line Items]
Base salary						$ 600,000
Employment agreement						5 years
Expiring date						September 2026
Dr. Vishwajyoti P. [Member]
Commitments (Details) [Line Items]
Base salary						$ 200,000
Employment agreement						5 years
Expiring date						September 2026
Mr. Sethi’s [Member]
Commitments (Details) [Line Items]
Base salary						$ 175,000
Employment agreement						5 years
Expiring date						January 2028
Dr Sudhir Srivastava [Member]
Commitments (Details) [Line Items]
Lease payments						$ 12,033